Document and Entity Information - shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42440
Entity Registrant Name	NETCLASS TECHNOLOGY INC
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6F, Building A
Entity Address, Adress Line Two	1188 Wan Rong Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200436
Title of 12(b) Security	Class A Ordinary shares, par value $0.00025 per share
Trading Symbol	NTCL
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001927578
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Wei, Wei & Co., LLP	Marcum Asia CPAs LLP
Auditor Location	Flushing, New York	New York, NY
Auditor Firm ID	2388	5395
Common Class A
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	13,760,000
Common Class B
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	2,000,000
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	6F, Building A
Entity Address, Adress Line Two	1188 Wan Rong Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200436
Contact Personnel Name	Jianbiao Dai
City Area Code	+86 021
Local Phone Number	61806588